Borrowings	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Borrowings
16. Borrowings
Borrowings consisted of the following:

	As of December 31,
	2024	2025
Current
Short-term borrowings:
Bank loans (i)	4,609,123	4,282,000

Long-term borrowings, current portion:
Bank loans (ii)	1,188,998	1,569,033
Asset-backed securities (iii)	587,470	268,917
Asset-backed notes (iv)	82,145	—

Total current borrowings	6,467,736	6,119,950

Non-Current
Long-term borrowings:
Bank loans (ii)	5,431,711	6,586,490
Asset-backed securities (iii)	232,807	2,375

Total non-current borrowings	5,664,518	6,588,865

Total borrowings	12,132,254	12,708,815

(i) Short-term bank loans
As of December 31, 2024, the Group’s short-term borrowings from banks in the PRC amounted to RMB 4,609,123 in aggregate. The effective interest rate of these borrowings was 2.24% per annum. As of December 31, 2025, short-term borrowings from banks in the PRC amounted to RMB4,282,000 in aggregate. The effective interest rate of these borrowings was 2.05% per annum.

(ii) Long-term bank loans:

		As of December 31, 2024				As of December 31, 2025
Ref.	Company	Outstanding loan	Current portion according to the repayment schedule	Long-term portion	Effective interest rate	Outstanding loan	Current portion according to the repayment schedule	Long-term portion	Effective interest rate
1	Zhaoqing Xiaopeng	1,491,800	234,800	1,257,000	4.05%	1,257,000	505,000	752,000	3.63%
2	Zhaoqing Xiaopeng New Energy	1,241,825	743,325	498,500	3.04%	1,284,200	527,792	756,408	3.26%
3	Guangzhou Xiaopeng Motors Financing Lease Co., Ltd.	157,500	17,500	140,000	3.80%	140,000	140,000	—	3.80%
4	Guangdong Xiaopeng Motors Technology Group Co., Ltd.	500,000	2,000	498,000	2.35%	1,690,000	56,000	1,634,000	2.25%
5	Wuhan Xiaopeng	2,077,006	174,906	1,902,100	3.81%	2,099,658	222,571	1,877,087	3.15%
6	Guangzhou Pengyue Automobile Development Co., Ltd.	323,720	6,467	317,253	3.43%	865,806	17,670	848,136	3.08%
7	Guangzhou Xiaopeng New Energy Motors Co., Ltd.	828,858	10,000	818,858	4.56%	818,859	100,000	718,859	4.00%

	TOTAL	6,620,709	1,188,998	5,431,711	—	8,155,523	1,569,033	6,586,490	—

As of December 31, 2024, the Group obtained secured borrowings from several banks of RMB6,620,709 in aggregate. The maturity dates ranged from January 2025 to November 2033. As of December 31, 2025, the Group obtained secured borrowings from several banks of RMB8,155,523 in aggregate. The maturity dates ranged from January 2026 to June 2035.
Moreover, the Group received subsidies from the local government for interest expenses incurred associated with the borrowings. As of December 31, 2024 and 2025, the aggregate sum of loans receiving government—subsidized interest amounts to RMB3,673,864 and RMB3,480,958
, respectively. For the years ended December 31, 2023, 2024 and 2025, upon the acceptance of subsidy application by the local government, the Group recognized the subsidies to reduce the related interest expenses as incurred or to reduce the interest expenses capitalized in the construction costs of certain manufacturing plant, if any.
Certain of the Group’s banking facilities are subject to the fulfillment of certain financial covenants, including the current ratio and liabilities to assets ratio tests, which are commonly found in lending arrangements with financial institutions. If the Group were to breach the covenants, the drawn down facilities would become payable on demand. The Group regularly monitors its compliance with these covenants. As of December 31, 2024 and 2025, none of the covenants relating to drawn down facilities had been breached. Certain long-term bank loans are collateralized by a pledge of certain buildings and land use rights in the PRC with carrying values of RMB3,287,759 and RMB3,342,956 as of December 31, 2024 and 2025, respectively. As of December 31, 2024 and 2025, long-term deposits of RMB1,138,479 and RMB1,468,708 were collateralized as pledges for certain long-term bank loans, which are classified as “Restricted long-term deposits”. As of December 31, 2024 and 2025, long-term deposits , current portion of nil and RMB600,472 were collateralized as pledges for certain long-term bank loans, which are classified as “Restricted long-term deposits, current portion”.

(iii) Asset-backed securities (“ABS”)
In March 2024 and October 2024, the Group entered into asset-backed securitization arrangements with third-party financial institutions and set up two securitization vehicles to issue senior debt securities to third party investors, which are collateralized by installment payment receivables (the “transferred financial assets”). The Group also acts as a servicer to provide management, administration and collection services on the transferred financial assets and has the power to direct the activities that most significantly impact the securitization vehicles. The economic interests are retained by the Group in the form of subordinated interests as well as its obligation to absorb losses under certain circumstances. As a result, the Group consolidated the securitization vehicles. The proceeds from the issuance of debt securities are reported as securitization debt. The securities will be repaid as collections on the underlying collateralized assets occur and the amounts were included in “Long-term borrowings, current portion” or “Long-term borrowings” according to the contractual maturities of the debt securities. As of December 31, 2024, the balance of current and non-current
portion of the ABS were RMB587,470 and RMB232,807, respectively. As of December 31, 2025, the balance of current and non-current
portion of the ABS were RMB268,917 and RMB2,375, respectively.
(iv) Asset-backed notes (“ABN”)
In August 2023, the Group entered into asset-backed notes by issuing senior debt notes to third party investors, which are collateralized by installment payment receivables. The Group also acts as a servicer to provide management, administration and collection services on the transferred financial assets and has the power to direct the activities that most significantly impact the securitization vehicles. The economic interests are retained by the Group in the form of subordinated interests as well as its obligation to absorb losses under certain circumstances. As a result, the Group consolidated the securitization vehicles. The proceeds from the issuance of debt notes are reported as securitization debt. The notes will be repaid as collections on the underlying collateralized assets occur and the amounts were included in “Long- term borrowings, current portion” or “Long-term borrowings” according to the contractual maturities. As of December 31, 2024, the balance of current and non-current
portion of the ABN were RMB82,145 and nil
, respectively. As of December 31, 2025, the balance of current and non-current
portion of the ABN were both nil.
As of December 31, 2025, all of the bank loans and other borrowings of the Group were denominated in RMB and bore fixed and floating interest rate, and the Group had not been in violation of any of the covenants pursuant to the applicable agreements entered into with the lenders.
The aggregate carrying value of the borrowings approximates fair value as of December 31, 2024 and December 31, 2025, respectively. The interest rates under the loan agreements with the banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level II.